Income Tax (Details 3)	12 Months Ended
Jan. 31, 2021 CAD ($)
Statement [Line Items]
Non-capital loss carryforwards	$ 33,038,280
2040 [Member]
Statement [Line Items]
Non-capital loss carryforwards	10,314,288
2039 [Member]
Statement [Line Items]
Non-capital loss carryforwards	4,937,403
2038 [Member]
Statement [Line Items]
Non-capital loss carryforwards	806,642
2037 [Member]
Statement [Line Items]
Non-capital loss carryforwards	1,267,151
2036 [Member]
Statement [Line Items]
Non-capital loss carryforwards	4,769,156
2035 [Member]
Statement [Line Items]
Non-capital loss carryforwards	1,499,363
2034 [Member]
Statement [Line Items]
Non-capital loss carryforwards	687,128
2032 [Member]
Statement [Line Items]
Non-capital loss carryforwards	657,883
2031 [Member]
Statement [Line Items]
Non-capital loss carryforwards	111,506
2041[Member]
Statement [Line Items]
Non-capital loss carryforwards	$ 7,987,760